Changes in Level 3 Assets Measured on Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	¥ 474	¥ 340
Total gains or losses (realized or unrealized):
Included in earnings	0	0
Included in other comprehensive income (loss)	22	(18)
Purchases, issuances, and settlements	(496)	152
Balance at end of year	¥ 0	¥ 474